Financial liabilities at amortized cost – deposits (Tables)	12 Months Ended
Dec. 31, 2021
Financial Liabilities At Amortized Cost Deposits
Schedule of deposits

	2021	2020

Deposits by customers (i)
Bank receipt of deposits (RDB)	7,728,108	4,445,705
Deposits in electronic money	1,887,945	1,029,284
Bank receipt of deposits (RDB-V)	31,557	90,360
Time deposit (ii)	19,181	19,513
Other deposits	509	-
Total	9,667,300	5,584,862

Schedule of deposits

Breakdown by maturity

	2021
	Up to 12 months	Over 12 months	Total
Deposits by customers
Deposits in electronic money	1,887,945	-	1,887,945
Bank receipt of deposits (RDB)	7,663,355	64,753	7,728,108
Bank receipt of deposits (RDB-V)	31,557	-	31,557
Time deposit	19,181	-	19,181
Other deposits	509	-	509
Total	9,602,547	64,753	9,667,300

	2020
	Up to 12 months	Over 12 months	Total
Deposits by customers
Deposits in electronic money	1,029,284	-	1,029,284
Bank receipt of deposits (RDB)	4,415,892	29,813	4,445,705
Bank receipt of deposits (RDB-V)	90,360	-	90,360
Time deposit	-	19,513	19,513
Total	5,535,536	49,326	5,584,862